(a) Investments in entities under joint control	12 Months Ended
Mar. 31, 2023
Disclosure of joint ventures [abstract]
(a) Investments in entities under joint control
55.
Joint arrangements

(a) Joint operations

On September 17, 2020, the Group through a subsidiary company namely ReNew Wind Energy (AP2) Private Limited had acquired 50% interest in a joint arrangement called VG DTL Transmissions Private Limited which was set up together with KP Energy Limited to develop evacuation facility for the SECI III project in the state of Gujarat. The country of incorporation and principal place of business of the joint operation is in India. The interest in joint operation is not significant to the Group.

(b) Joint ventures

i) The Group on December 14, 2022 through its subsidiary, ReNew Power International Limited (RPIL), acquired 40% shareholding in 3E NV, a limited liability unlisted company (NV) incorporated, organized and existing under the laws of Belgium. 3E NV along with its subsidiaries is engaged in the business of (i) digital solutions, SaaS and expert services for performance optimisation and analytics of renewable energy assets including energy storage, over the full life cycle, and (ii) the supply of various expert services for engineering, technical and strategic decision support in the area of renewable energy. Based on the terms contained in the share purchase agreement, RPIL will have equal representation on the Board. The decisions about relevant activities require unanimous consent of the parties sharing control. All the shareholders including RPIL have a residual interest in the net assets of 3E. Accordingly, the Group has classified its interest in 3E as a joint venture and accordingly, the Group’s interest in 3E is accounted for using the equity method in these consolidated financial statements. During the year ended March 31, 2023, the Group recognised INR 99 in the consolidated statement of profit or loss as its share in the post-acquisition profits of 3E NV. Accordingly, the carrying value of RPIL’s investment as at March 31, 2023 is INR 2,601 including goodwill of INR 2,366. Besides the same, the additional assets and liabilities of 3E NV are not material.

ii) The Group on August 5, 2022 entered into a joint venture agreement share purchase agreement with Fluence Energy Singapore Pte. Ltd. (Fluence), to jointly establish a lithium ion Battery Energy Storage System (BESS) integration business in India including the sale, distribution and marketing of the technology and servicing the projects. The agreement prescribes the committed funding amount of USD 10, which shall be split evenly between the parties. Accordingly, RPPL has contributed USD 5 (INR 412) to the JV entity. Based on the terms contained in agreement this transaction has been classified as joint venture in accordance with IFRS 11. The Group’s interest in the JV entity is accounted for using the equity method in these consolidated financial statements. During the year ended March 31, 2023, the Group recognised a loss of INR 6 in the consolidated statement of profit or loss as its share in the post-acquisition losses of Fluence. There are no material assets and liabilities.

(iii) The Group also has investment in individually immaterial entities under joint control that are accounted using equity method.

Company name	Opening balance	Addition during the year	Share in loss of jointly controlled entity	Acquired during the year*	Closing balance
Abha Solarfarms Limited
For the year ended March 31, 2021	89	—	(7)	(82)	—
Heramba Renewables Limited
For the year ended March 31, 2021	170	—	(14)	(156)	—
Aalok Solarfarms Limited
For the year ended March 31, 2021	91	—	(7)	(84)	—
Shreyas Solarfarms Limited
For the year ended March 31, 2021	174	—	(17)	(157)	—

* Refer Note 56(b)